Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

20 Pacifica, Suite 700

Irvine, CA 92618

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Sunrun Inc.

600 California St. #1800

San Francisco, CA 94108

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC.

(2)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC.

(3)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC.

(4)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated April 17, 2026, pertaining to Sunrun Prometheus Issuer 2026-1, LLC).

Name of Person Identified in Item 1: KPMG LLP

By: Tina M. Stoliar, Partner	/s/ Tina M. Stoliar
(Print name of duly authorized person)	(Signature)

Date: April 17, 2026

KPMG LLP
Suite 700 20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Atlas SP Partners, L. P.

(together, the “Specified Parties”)

Re: Sunrun Prometheus Issuer 2026-1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Prometheus 2026-1 Data Tape (2026.03.25).xlsx” provided by the Company on March 25, 2026, containing information on 38,706 solar assets (the “Solar Assets”) as of February 28, 2026 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Prometheus Issuer 2026-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): the residential solar power purchase agreement, residential power purchase agreement, power purchase agreement, solar facility addendum contract, solar as built proposal, residential solar system lease agreement, amendment to the residential solar power purchase agreement, net energy metering agreement, customer approved plan, PV designer report, PV plan set report, PV system site plan, PV system roof plan, utility bill, customer invoice, change order documentation, and/or lease disclosure thereto. The Solar Asset Contracts were represented by the Company to be a copy of the original Solar Asset Contracts and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on December 17, 2025.

•

The term “Sample Selection File I” means an electronic data file entitled “03 Prometheus 2026-1 RA Tape (as of 10.31.2025).xlsx” provided by the Company on December 11, 2025, containing information on 47,581 Solar Assets as of October 31, 2025.

•

The term “Sample Selection File II” means an electronic data file entitled “08 Prometheus 2026-1 RA Tape (2026.03.16).xlsx” provided by the Company on March 17, 2026, containing information on 38,706 Solar Assets as of February 28, 2026.

•

The term “FICO & ACH Support” means two (2) electronic data files entitled “FICO and Billing Method Data vF.xlsx” and “FICO and Billing Method Data (3.30.2026).vF.xlsx” provided by the Company on December 23, 2025, and March 30, 2026, respectively, containing credit report scores and billing type information associated with each Selected Asset.

•

The term “Additional Billing Type Support” means servicing system screenshots provided by the Company on April 6, 2026, containing information on billing type for Selected Assets #5, 132, 161, 198 and 214.

•

The term “Additional Guaranteed Production Support” means electronic mail correspondence provided by the Company on April 6, 2026, containing information on guaranteed Production kWh (Year 25) for Selected Assets #36, 137 and 286.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on April 15, 2026, containing information on the abbreviations used for Panel Manufacturer, Utility Company, Inverter Manufacturer and Battery Manufacturer.

•

The term “Source Documents” means the Solar Asset Contracts, PTO Notification, PBI Support, Sample Selection File I, Sample Selection File II, FICO & ACH Support, Additional Billing Type Support, Additional Guaranteed Production Support and Company Mapping Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of (i) 219 Solar Assets from Sample Selection File I and (ii) 81 Solar Assets from Sample Selection File II for a total of 300 Solar Assets (the “Selected Assets”) using a random sampling tool. A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from Sample Selection File I and Sample Selection File II.

2

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority, with the highest priority document listed first.

Attribute	Provided Information

Customer Agreement ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts, Instructions

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts, Instructions

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts, Company Mapping Support

Utility Company	Solar Asset Contracts, Company Mapping Support

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts

Annual Escalator (%)	Solar Asset Contracts

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Company Mapping Support

Battery Manufacturer	Solar Asset Contracts, Company Mapping Support, Instructions

Guaranteed Production (Year 15)	Solar Asset Contracts, Instructions

Guaranteed Production (Year 18)	Solar Asset Contracts, Instructions

Guaranteed Production (Year 20)	Solar Asset Contracts, Instructions

Guaranteed Production (Year 25)	Solar Asset Contracts, Additional Guaranteed Production Support, Instructions

ACH (Y/N)	FICO & ACH Support, Additional Billing Type Support

FICO	FICO & ACH Support

PBI Rate ($/kWh)	PBI Support, Instructions

3

Attribute	Provided Information

PBI Term (Years)	PBI Support, Instructions

PTO Date	PTO Notification, Instructions

PPA Type (Balanced, Generation, Flex)	Solar Asset Contracts, Instructions

Customer Agreement Remaining Initial Term (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement, We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

April 17, 2026

4

Exhibit A

Instructions

Number	Attribute	Instructions

1.	System Size (kW)	Consider the attribute to be in agreement if it is within 0.1 kW of the Source Document value.

2.	Estimated Solar Generation Year 1 (kWh)	Consider the attribute to be in agreement if it is within 0.5% of the Source Document value.

3.	Performance Guarantee %

For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, recompute as guaranteed production included in the Solar Asset Contracts divided by Estimated Solar Generation Year 1 (kWh).

Consider the attribute to be in agreement if it is within 1% of the Source Document value.

4.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets for which the Performance Guarantee % is 0.

5.	Battery Manufacturer	Do not perform this procedure for Selected Assets for which the Number of Batteries in the Date File is 0.

6.	Guaranteed Production (Year 15)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 18, 20 or 25.

7.	Guaranteed Production (Year 18)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 15, 20 or 25.

8.	Guaranteed Production (Year 20)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 15, 18, or 25.

9.	Guaranteed Production (Year 25)

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

Do not perform this procedure for Selected Assets for which the Customer Agreement Term (Years) in the Date File is either 15, 18, or 20.

10.	PBI Rate ($/kWh)

For Selected Assets with a State of “NJ” in the Data File for which PBI Rate ($/kWh) is not equal to $0/kWh, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate:

https://cleanenergy.nj.gov/programs/solar/administratively-determined-incentive-adi-program .

Round Source Document value to 3 decimal places.

Do not perform this procedure for Selected Assets with a PBI Rate of $0/kWh.

A-1

Exhibit A

Instructions

Number	Attribute	Instructions

Do not perform this procedure for Selected Assets if Customer Agreement Seasoning (Months) in the Data File is greater than PBI Term.

11.	PBI Term (Years)

For Selected Assets with a State of “NJ” in the Data File for which PBI Rate ($/kWh) is not equal to $0/kWh use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Term:

https://cleanenergy.nj.gov/programs/solar/administratively-determined-incentive-adi-program .

Do not perform this procedure for Selected Assets for which the Data File value or Source Document value is $0/kWh.

Do not perform this procedure for Selected Assets if Customer Agreement Seasoning (Months) in the Data File is greater than PBI Term.

12.	PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value. Do not perform this procedure for Selected Assets for which PTO Date is not populated in the Data File.

13.	PPA Type (Balanced, Generation, Flex)

Do not perform this procedure for Selected Assets with a Contract Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

14.	Customer Agreement Remaining Initial Term (Months)	Recompute as the difference between Customer Agreement Term (Years) and Customer Agreement Seasoning (Months) in the Data File.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
1	1922649***	41	3004313***	81	3003287***
2	1835671***	42	3004226***	82	3003855***
3	1019909***	43	2011788***	83	1372347***
4	1033685***	44	3003146***	84	1938850***
5	1084547***	45	3003101***	85	1934127***
6	1113473***	46	1615401***	86	1941258***
7	1206593***	47	1651762***	87	1982846***
8	3003619***	48	1596822***	88	3002870***
9	3002838***	49	1924720***	89	3001966***
10	3002649***	50	1695791***	90	2047925***
11	3003204***	51	3003169***	91	1475002***
12	1434492***	52	3002835***	92	1478365***
13	2037854***	53	3002747***	93	3003501***
14	1200560***	54	3003168***	94	1022647***
15	1216298***	55	3004120***	95	3004306***
16	1221791***	56	3004032***	96	3001820***
17	3004253***	57	1901677***	97	3004062***
18	1231911***	58	1710102***	98	2107713***
19	1249290***	59	1729382***	99	3003000***
20	1539634***	60	1091234***	100	3000058***
21	1265451***	61	1799246***	101	3004165***
22	1342958***	62	1563056***	102	1741908***
23	1781568***	63	2080198***	103	3001080***
24	1148327***	64	1820574***	104	3003300***
25	1373262***	65	1841159***	105	3003586***
26	2084412***	66	3003309***	106	1930175***
27	1326832***	67	1886548***	107	3001642***
28	3004065***	68	3003705***	108	3001796***
29	3002935***	69	1004493***	109	1693493***
30	3003638***	70	1913181***	110	3001820***
31	3002621***	71	1604330***	111	1287675***
32	1626778***	72	1766727***	112	3002144***
33	3002839***	73	3003031***	113	3002442***
34	1533327***	74	1914798***	114	3003345***
35	2081903***	75	3002857***	115	1448439***
36	1539236***	76	1916924***	116	3002670***
37	3001373***	77	3001813***	117	3003030***
38	1584058***	78	1929026***	118	2004444***
39	1047559***	79	3003296***	119	3004189***
40	1606196***	80	3002913***	120	3003171***

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
121	3002738***	161	3003286***	201	1401889***
122	3002767***	162	3003774***	202	2050487***
123	1662652***	163	3003503***	203	1350864***
124	2133704***	164	3003199***	204	3003276***
125	1915783***	165	1013393***	205	3003729***
126	3003855***	166	1427604***	206	3003501***
127	3003920***	167	1619209***	207	3002414***
128	3002952***	168	3002936***	208	3003348***
129	3003622***	169	1081195***	209	3003423***
130	3003735***	170	3003590***	210	3003314***
131	3002998***	171	3002957***	211	1392242***
132	1612653***	172	3002971***	212	3000640***
133	3003506***	173	1052364***	213	3002969***
134	1427613***	174	3003009***	214	1042315***
135	3002912***	175	3003045***	215	3003953***
136	3004289***	176	3003052***	216	3001982***
137	3002797***	177	3003075***	217	3003326***
138	3003032***	178	3003078***	218	3003355***
139	1485189***	179	1059288***	219	3003355***
140	3002817***	180	1731950***	220	3002126***
141	3002847***	181	3003627***	221	3004201***
142	3003330***	182	3003349***	222	3003774***
143	1644277***	183	1369050***	223	1855324***
144	3002735***	184	3002749***	224	1455892***
145	3003845***	185	1420185***	225	3003373***
146	1363478***	186	3000302***	226	3004206***
147	1750237***	187	3002989***	227	3003537***
148	2030612***	188	3004093***	228	2005106***
149	1699161***	189	3002849***	229	3002686***
150	1329993***	190	3003061***	230	3003490***
151	3002899***	191	3003087***	231	3004204***
152	2074379***	192	1600954***	232	3003182***
153	3004247***	193	3002232***	233	3004008***
154	3004018***	194	1125604***	234	3003913***
155	3002935***	195	3003165***	235	3002658***
156	1230878***	196	3002649***	236	3003669***
157	3004076***	197	3004195***	237	3003694***
158	3003344***	198	3003208***	238	1606890***
159	3003181***	199	1101010***	239	3003706***
160	3003788***	200	1034032***	240	2072337***

Exhibit B

The Selected Assets

Selected Asset Number	Customer Agreement ID	Selected Asset Number	Customer Agreement ID
241	3003801***	271	1120009***
242	3003559***	272	3004338***
243	3002892***	273	2063554***
244	3003139***	274	3003820***
245	3003981***	275	2065283***
246	1926092***	276	1502829***
247	3003815***	277	1100716***
248	1816712***	278	1001143***
249	1780472***	279	3004372***
250	3003033***	280	1167066***
251	1765058***	281	1209526***
252	3003796***	282	3003964***
253	3003340***	283	3003609***
254	3003686***	284	3003278***
255	3003843***	285	3004103***
256	3003194***	286	3003886***
257	3003621***	287	3002457***
258	3002505***	288	3003146***
259	3004041***	289	1962904***
260	1318643***	290	3004143***
261	1132552***	291	3004417***
262	3004055***	292	2050502***
263	1960493***	293	1388853***
264	1757806***	294	3004535***
265	1362237***	295	1728762***
266	3004086***	296	1255264***
267	3003240***	297	3003203***
268	3004250***	298	3003256***
269	3002516***	299	3002724***
270	3004296***	300	3002876***

Exhibit C

Exceptions

Selected Asset Number	Customer Agreement ID	Attribute	Per Data File	Per Provided Information
157	3004076***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	240.62	260.60
186	3000302***	PBI Term (Years)	6	20

C-1